Distribution Date:	09/17/24	Wells Fargo Commercial Mortgage Trust 2017-C39
Determination Date:	09/11/24
Next Distribution Date:	10/18/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C39

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-17	Asset Representations	BellOak, LLC
		Reviewer & Operating
Principal Prepayment Detail	18	Advisor
Historical Detail	19		Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000XAA5	1.975000%	27,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000XAB3	2.990000%	80,706,000.00	9,682,987.32	0.00	24,126.78	0.00	0.00	24,126.78	9,682,987.32	33.33%	30.00%
A-3	95000XAC1	2.878000%	4,389,000.00	4,389,000.00	0.00	10,526.29	0.00	0.00	10,526.29	4,389,000.00	33.33%	30.00%
A-SB	95000XAD9	3.212000%	44,790,000.00	24,406,801.69	792,146.20	65,328.87	0.00	0.00	857,475.07	23,614,655.49	33.33%	30.00%
A-4	95000XAE7	3.157000%	305,000,000.00	305,000,000.00	0.00	802,404.17	0.00	0.00	802,404.17	305,000,000.00	33.33%	30.00%
A-5	95000XAF4	3.418000%	330,283,000.00	330,283,000.00	0.00	940,756.08	0.00	0.00	940,756.08	330,283,000.00	33.33%	30.00%
A-S	95000XAG2	3.702000%	106,203,000.00	106,203,000.00	0.00	327,636.26	0.00	0.00	327,636.26	106,203,000.00	22.81%	20.63%
B	95000XAK3	4.025000%	50,978,000.00	50,978,000.00	0.00	170,988.71	0.00	0.00	170,988.71	50,978,000.00	17.76%	16.13%
C	95000XAL1	4.118000%	46,729,000.00	46,729,000.00	0.00	160,358.35	0.00	0.00	160,358.35	46,729,000.00	13.13%	12.00%
D	95000XAM9	4.508273%	19,732,000.00	19,732,000.00	0.00	74,131.03	0.00	0.00	74,131.03	19,732,000.00	11.17%	10.26%
E-RR	95000XAP2	4.508273%	36,910,000.00	36,910,000.00	0.00	138,666.95	0.00	0.00	138,666.95	36,910,000.00	7.52%	7.00%
F-RR	95000XAR8	4.508273%	25,489,000.00	25,489,000.00	0.00	95,759.47	0.00	0.00	95,759.47	25,489,000.00	4.99%	4.75%
G-RR	95000XAT4	4.508273%	11,328,000.00	11,328,000.00	0.00	38,214.10	0.00	0.00	38,214.10	11,328,000.00	3.87%	3.75%
H-RR	95000XAV9	4.508273%	42,481,836.00	39,059,758.09	0.00	0.00	0.00	0.00	0.00	39,059,758.09	0.00%	0.00%
V	95000XAX5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000XAZ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,132,834,836.00	1,010,190,547.10	792,146.20	2,848,897.06	0.00	0.00	3,641,043.26	1,009,398,400.90

X-A	95000XAH0	1.225554%	792,984,000.00	673,761,789.01	0.00	688,109.39	0.00	0.00	688,109.39	672,969,642.81
X-B	95000XAJ6	0.574588%	223,642,000.00	223,642,000.00	0.00	107,084.93	0.00	0.00	107,084.93	223,642,000.00
Notional SubTotal			1,016,626,000.00	897,403,789.01	0.00	795,194.32	0.00	0.00	795,194.32	896,611,642.81

Deal Distribution Total					792,146.20	3,644,091.38	0.00	0.00	4,436,237.58

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000XAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000XAB3	119.97853096	0.00000000	0.29894655	0.00000000	0.00000000	0.00000000	0.00000000	0.29894655	119.97853096
A-3	95000XAC1	1,000.00000000	0.00000000	2.39833447	0.00000000	0.00000000	0.00000000	0.00000000	2.39833447	1,000.00000000
A-SB	95000XAD9	544.91631369	17.68578254	1.45855928	0.00000000	0.00000000	0.00000000	0.00000000	19.14434182	527.23053115
A-4	95000XAE7	1,000.00000000	0.00000000	2.63083334	0.00000000	0.00000000	0.00000000	0.00000000	2.63083334	1,000.00000000
A-5	95000XAF4	1,000.00000000	0.00000000	2.84833334	0.00000000	0.00000000	0.00000000	0.00000000	2.84833334	1,000.00000000
A-S	95000XAG2	1,000.00000000	0.00000000	3.08500005	0.00000000	0.00000000	0.00000000	0.00000000	3.08500005	1,000.00000000
B	95000XAK3	1,000.00000000	0.00000000	3.35416670	0.00000000	0.00000000	0.00000000	0.00000000	3.35416670	1,000.00000000
C	95000XAL1	1,000.00000000	0.00000000	3.43166663	0.00000000	0.00000000	0.00000000	0.00000000	3.43166663	1,000.00000000
D	95000XAM9	1,000.00000000	0.00000000	3.75689388	0.00000000	0.00000000	0.00000000	0.00000000	3.75689388	1,000.00000000
E-RR	95000XAP2	1,000.00000000	0.00000000	3.75689380	0.00000000	0.00000000	0.00000000	0.00000000	3.75689380	1,000.00000000
F-RR	95000XAR8	1,000.00000000	0.00000000	3.75689395	0.00000000	0.00000000	0.00000000	0.00000000	3.75689395	1,000.00000000
G-RR	95000XAT4	1,000.00000000	0.00000000	3.37341984	0.38347369	0.38347369	0.00000000	0.00000000	3.37341984	1,000.00000000
H-RR	95000XAV9	919.44609197	0.00000000	0.00000000	3.45426149	28.10100557	0.00000000	0.00000000	0.00000000	919.44609197
V	95000XAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000XAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000XAH0	849.65369920	0.00000000	0.86774688	0.00000000	0.00000000	0.00000000	0.00000000	0.86774688	848.65475572
X-B	95000XAJ6	1,000.00000000	0.00000000	0.47882298	0.00000000	0.00000000	0.00000000	0.00000000	0.47882298	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/24 - 08/30/24	30	0.00	24,126.78	0.00	24,126.78	0.00	0.00	0.00	24,126.78	0.00
A-3	08/01/24 - 08/30/24	30	0.00	10,526.29	0.00	10,526.29	0.00	0.00	0.00	10,526.29	0.00
A-SB	08/01/24 - 08/30/24	30	0.00	65,328.87	0.00	65,328.87	0.00	0.00	0.00	65,328.87	0.00
A-4	08/01/24 - 08/30/24	30	0.00	802,404.17	0.00	802,404.17	0.00	0.00	0.00	802,404.17	0.00
A-5	08/01/24 - 08/30/24	30	0.00	940,756.08	0.00	940,756.08	0.00	0.00	0.00	940,756.08	0.00
X-A	08/01/24 - 08/30/24	30	0.00	688,109.39	0.00	688,109.39	0.00	0.00	0.00	688,109.39	0.00
X-B	08/01/24 - 08/30/24	30	0.00	107,084.93	0.00	107,084.93	0.00	0.00	0.00	107,084.93	0.00
A-S	08/01/24 - 08/30/24	30	0.00	327,636.26	0.00	327,636.26	0.00	0.00	0.00	327,636.26	0.00
B	08/01/24 - 08/30/24	30	0.00	170,988.71	0.00	170,988.71	0.00	0.00	0.00	170,988.71	0.00
C	08/01/24 - 08/30/24	30	0.00	160,358.35	0.00	160,358.35	0.00	0.00	0.00	160,358.35	0.00
D	08/01/24 - 08/30/24	30	0.00	74,131.03	0.00	74,131.03	0.00	0.00	0.00	74,131.03	0.00
E-RR	08/01/24 - 08/30/24	30	0.00	138,666.95	0.00	138,666.95	0.00	0.00	0.00	138,666.95	0.00
F-RR	08/01/24 - 08/30/24	30	0.00	95,759.47	0.00	95,759.47	0.00	0.00	0.00	95,759.47	0.00
G-RR	08/01/24 - 08/30/24	30	0.00	42,558.09	0.00	42,558.09	4,343.99	0.00	0.00	38,214.10	4,343.99
H-RR	08/01/24 - 08/30/24	30	1,043,120.05	146,743.37	0.00	146,743.37	146,743.37	0.00	0.00	0.00	1,193,782.31
Totals			1,043,120.05	3,795,178.74	0.00	3,795,178.74	151,087.36	0.00	0.00	3,644,091.38	1,198,126.30

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	4,436,237.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,748,167.64	Master Servicing Fee	6,040.17
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,929.32
Interest Adjustments	(59,517.19)	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	434.94
ARD Interest	0.00	Operating Advisor Fee	637.69
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.98
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,688,650.45	Total Fees	12,506.10

Principal		Expenses/Reimbursements
Scheduled Principal	792,146.20	Reimbursement for Interest on Advances	26.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	29,810.49
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,215.65
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	792,146.20	Total Expenses/Reimbursements	32,052.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,644,091.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	792,146.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,436,237.58
Total Funds Collected	4,480,796.65	Total Funds Distributed	4,480,796.66

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,010,190,547.10	1,010,190,547.10	Beginning Certificate Balance	1,010,190,547.10
(-) Scheduled Principal Collections	792,146.20	792,146.20	(-) Principal Distributions	792,146.20
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,009,398,400.90	1,009,398,400.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,010,214,442.01	1,010,214,442.01	Ending Certificate Balance	1,009,398,400.90
Ending Actual Collateral Balance	1,009,413,610.08	1,009,413,610.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	44,406,769.96	4.40%	33	5.1265	NAP	Defeased	6	44,406,769.96	4.40%	33	5.1265	NAP
2,000,000 or less	1	1,666,258.63	0.17%	34	4.7400	4.144700	1.30 or less	7	191,935,181.34	19.01%	25	4.3688	0.823393
2,000,001 to 3,000,000	2	4,615,400.98	0.46%	28	5.6869	1.399289	1.31 to 1.40	2	26,088,963.98	2.58%	34	4.7132	1.357660
3,000,001 to 4,000,000	4	14,093,361.12	1.40%	32	4.9967	2.115166	1.41 to 1.50	7	101,179,466.24	10.02%	33	4.6207	1.483708
4,000,001 to 5,000,000	2	8,537,407.93	0.85%	34	4.4482	1.488319	1.51 to 1.75	8	133,991,925.79	13.27%	33	4.1388	1.628307
5,000,001 to 6,000,000	3	17,042,935.16	1.69%	34	4.4192	2.394203	1.76 to 2.00	7	106,002,760.63	10.50%	34	4.2147	1.852916
6,000,001 to 7,000,000	3	19,060,994.89	1.89%	32	5.0606	2.041614	2.01 to 2.25	7	83,280,477.61	8.25%	32	4.7213	2.061453
7,000,001 to 8,000,000	3	23,184,459.86	2.30%	34	4.8208	1.637837	2.26 to 2.50	3	75,198,097.79	7.45%	34	4.1754	2.336386
8,000,001 to 9,000,000	6	51,981,853.49	5.15%	33	4.6793	2.512015	2.51 to 2.75	2	55,671,737.27	5.52%	33	4.4576	2.581377
9,000,001 to 10,000,000	1	9,289,208.61	0.92%	33	4.6300	3.663300	2.76 to 3.00	1	5,670,605.54	0.56%	34	3.8200	2.813700
10,000,001 to 15,000,000	8	95,975,525.51	9.51%	33	4.9000	1.601102	3.01 or greater	8	185,972,414.75	18.42%	34	3.8391	3.813555
15,000,001 to 20,000,000	2	34,648,917.11	3.43%	34	4.7275	1.072759	Totals	58	1,009,398,400.90	100.00%	32	4.3085	2.022105
20,000,001 to 30,000,000	6	150,600,430.97	14.92%	22	3.7356	2.132566
30,000,001 to 50,000,000	8	341,294,876.68	33.81%	33	4.3174	1.744914
50,000,001 or greater	3	193,000,000.00	19.12%	34	3.8280	2.739440
Totals	58	1,009,398,400.90	100.00%	32	4.3085	2.022105
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	44,406,769.96	4.40%	33	5.1265	NAP	Oregon	2	5,285,911.42	0.52%	34	4.5637	1.416309
Alabama	1	3,451,809.84	0.34%	29	5.8900	2.237700	Pennsylvania	5	24,225,879.76	2.40%	35	4.7035	1.087062
Arizona	1	711,361.55	0.07%	33	4.4860	0.756400	Tennessee	2	19,339,477.57	1.92%	35	4.7309	1.516578
Arkansas	1	144,544.91	0.01%	33	4.4860	0.756400	Texas	26	44,630,464.37	4.42%	34	4.6049	1.632871
California	16	81,971,993.74	8.12%	33	3.9122	2.992443	Utah	1	5,019,503.08	0.50%	31	3.7950	1.740000
Colorado	1	1,506,794.71	0.15%	31	3.7950	1.740000	Vermont	1	4,166,751.48	0.41%	34	4.3100	1.418900
Connecticut	3	35,347,989.31	3.50%	34	4.3120	1.580196	Virginia	2	1,395,537.27	0.14%	33	4.4860	0.756400
Florida	1	3,900,000.00	0.39%	34	4.3900	2.323700	Washington	3	5,791,226.34	0.57%	32	4.0529	1.372923
Georgia	4	23,509,490.81	2.33%	33	4.6302	2.427936	Wisconsin	2	696,698.91	0.07%	32	4.1590	1.221858
Idaho	1	2,173,691.37	0.22%	32	5.1000	2.046000	Wyoming	3	10,290,907.22	1.02%	32	5.0746	1.992627
Illinois	7	98,021,612.47	9.71%	35	4.3777	2.192893	Totals	142	1,009,398,400.90	100.00%	32	4.3085	2.022105
Indiana	5	2,818,260.36	0.28%	33	4.4860	0.756400
									Property Type³
Iowa	1	12,708,395.60	1.26%	27	5.2900	1.501200
Kentucky	1	747,609.26	0.07%	33	4.4860	0.756400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	66,755,456.57	6.61%	34	3.9208	1.847608		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	8	77,916,194.89	7.72%	33	4.5469	2.170971	Defeased	7	44,406,769.96	4.40%	33	5.1265	NAP
Michigan	5	7,473,043.22	0.74%	31	4.6047	1.385373	Industrial	1	2,131,558.26	0.21%	29	5.7300	1.281700
Minnesota	3	986,252.48	0.10%	33	4.3937	0.887813	Lodging	75	126,676,303.15	12.55%	33	4.7809	1.435515
Nevada	1	8,522,482.75	0.84%	35	4.2840	1.843800	Mixed Use	3	61,575,908.52	6.10%	34	4.5866	1.286787
New Jersey	4	133,824,161.48	13.26%	34	4.4377	1.644021	Multi-Family	4	58,770,442.17	5.82%	34	4.1890	3.673826
New Mexico	1	6,298,097.79	0.62%	33	5.1300	2.344100	Office	16	359,316,935.48	35.60%	29	3.9091	2.384247
New York	10	220,149,575.95	21.81%	33	4.0192	2.627810	Other	12	20,600,000.00	2.04%	31	3.7950	1.740000
North Carolina	1	620,742.25	0.06%	33	4.4860	0.756400	Retail	20	311,409,069.20	30.85%	34	4.4014	1.763320
Ohio	7	40,859,321.32	4.05%	(8)	3.4294	0.674804	Self Storage	4	24,511,414.16	2.43%	31	4.9542	2.163948
Oklahoma	3	13,730,390.89	1.36%	33	4.8639	0.958896	Totals	142	1,009,398,400.90	100.00%	32	4.3085	2.022105

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	44,406,769.96	4.40%	33	5.1265	NAP	Defeased	6	44,406,769.96	4.40%	33	5.1265	NAP
	3.500% or less	1	28,016,513.64	2.78%	(26)	2.7500	0.305500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	4	167,600,000.00	16.60%	33	3.6504	3.220618	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	119,270,605.54	11.82%	34	3.8207	2.455038	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	97,806,319.49	9.69%	34	4.0726	2.305225	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	235,716,196.36	23.35%	33	4.4032	1.658061	49 months or greater	52	964,991,630.94	95.60%	32	4.2708	2.046054
	4.501% to 4.750%	11	111,306,080.78	11.03%	34	4.6642	1.704567	Totals	58	1,009,398,400.90	100.00%	32	4.3085	2.022105
	4.751% to 5.000%	10	140,301,969.35	13.90%	33	4.8422	1.335817
	5.001% to 5.250%	4	30,430,483.63	3.01%	32	5.0838	2.623542
	5.251% to 5.500%	3	26,476,251.33	2.62%	29	5.3146	1.730400
	5.501% to 5.750%	2	4,615,400.98	0.46%	28	5.6869	1.399289
	5.751% to 6.000%	1	3,451,809.84	0.34%	29	5.8900	2.237700
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,009,398,400.90	100.00%	32	4.3085	2.022105
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	44,406,769.96	4.40%	33	5.1265	NAP	Defeased	6	44,406,769.96	4.40%	33	5.1265	NAP
	60 months or less	52	964,991,630.94	95.60%	32	4.2708	2.046054	Interest Only	13	514,300,000.00	50.95%	34	4.0219	2.370095
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	29,142,151.02	2.89%	32	5.2682	2.143451
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	35	421,549,479.92	41.76%	29	4.5055	1.643983
	Totals	58	1,009,398,400.90	100.00%	32	4.3085	2.022105	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	58	1,009,398,400.90	100.00%	32	4.3085	2.022105
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	44,406,769.96	4.40%	33	5.1265	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	964,991,630.94	95.60%	32	4.2708	2.046054
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,009,398,400.90	100.00%	32	4.3085	2.022105
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100725	OF	New York	NY	Actual/360	3.651%	220,098.28	0.00	0.00	N/A	06/06/27	--	70,000,000.00	70,000,000.00	09/06/24
2	310941307	OF	Basking Ridge	NJ	Actual/360	4.070%	227,806.94	0.00	0.00	07/11/27	01/11/33	--	65,000,000.00	65,000,000.00	09/11/24
3	310940147	RT	Metairie	LA	Actual/360	3.770%	188,290.56	0.00	0.00	N/A	08/01/27	--	58,000,000.00	58,000,000.00	09/01/24
4	883100731	OF	Uniondale	NY	Actual/360	4.450%	191,597.22	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	09/06/24
5	301741196	RT	North Bergen	NJ	Actual/360	4.802%	206,752.78	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	09/06/24
6	307771007	OF	New York	NY	Actual/360	3.669%	142,189.25	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	09/01/24
8	301741189	OF	New York	NY	Actual/360	4.324%	158,413.95	64,912.82	0.00	05/06/27	05/06/32	--	42,545,000.50	42,480,087.68	09/06/24
9	310940632	MU	Lincolnshire	IL	Actual/360	4.460%	161,745.86	57,629.59	0.00	N/A	08/11/27	--	42,115,224.25	42,057,594.66	09/11/24
10	308460010	LO	Various	Various	Actual/360	4.486%	154,517.78	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	09/01/24
11	883100737	RT	Bowie	MD	Actual/360	4.295%	136,166.21	59,686.63	0.00	N/A	07/06/27	--	36,816,880.97	36,757,194.34	09/06/24
12	610942092	MF	Chicago	IL	Actual/360	3.920%	118,144.44	0.00	0.00	N/A	08/11/27	--	35,000,000.00	35,000,000.00	09/11/24
13	308460013	RT	Torrance	CA	Actual/360	3.658%	94,485.42	0.00	0.00	N/A	06/01/27	--	30,000,000.00	30,000,000.00	09/01/24
14	301741205	OF	Various	OH	Actual/360	2.750%	6,827.47	0.00	0.00	N/A	07/06/22	07/06/24	28,016,513.64	28,016,513.64	06/06/24
15	310939728	LO	Dallas	TX	Actual/360	4.660%	101,210.64	38,173.17	0.00	N/A	07/04/27	--	25,222,090.50	25,183,917.33	09/04/24
16	310941445	OF	Stamford	CT	Actual/360	4.088%	85,185.21	0.00	0.00	N/A	07/01/27	--	24,200,000.00	24,200,000.00	09/01/24
17	333100018	OF	San Mateo	CA	Actual/360	3.600%	70,060.00	0.00	0.00	N/A	07/05/27	--	22,600,000.00	22,600,000.00	09/05/24
18	308460018	98	Various	Various	Actual/360	3.795%	67,319.08	0.00	0.00	04/06/27	04/06/28	--	20,600,000.00	20,600,000.00	09/05/24
19	301741186	LO	Jamaica	NY	Actual/360	5.523%	88,002.63	30,537.33	0.00	N/A	05/06/27	02/06/27	18,503,821.79	18,473,284.46	09/06/24
20	301741207	RT	Jackson	NJ	Actual/360	4.750%	74,111.98	28,913.37	0.00	N/A	07/06/27	--	18,119,058.46	18,090,145.09	09/06/24
21	883100741	RT	York	PA	Actual/360	4.703%	67,147.16	21,570.74	0.00	N/A	08/06/27	--	16,580,342.76	16,558,772.02	09/06/24
22	416000248	RT	Muskogee	OK	Actual/360	4.880%	55,447.16	23,979.60	0.00	N/A	06/01/27	--	13,194,722.36	13,170,742.76	09/01/24
23	301741194	LO	Various	Various	Actual/360	5.100%	53,013.07	32,599.44	0.00	N/A	05/06/27	--	12,071,287.31	12,038,687.87	09/06/24
24	416000242	RT	Davenport	IA	Actual/360	5.290%	57,992.48	22,436.67	0.00	N/A	12/01/26	--	12,730,832.27	12,708,395.60	09/01/24
25	301741210	RT	Melville	NY	Actual/360	4.572%	49,964.70	21,571.43	0.00	N/A	08/06/27	--	12,691,059.70	12,669,488.27	09/06/24
26	310942012	LO	Chicago	IL	Actual/360	4.800%	49,892.80	23,560.35	0.00	N/A	06/11/27	--	12,070,839.67	12,047,279.32	09/11/24
27	308460027	LO	Nashville	TN	Actual/360	4.802%	46,979.71	20,665.24	0.00	N/A	08/06/27	--	11,361,323.92	11,340,658.68	09/06/24
28	416000244	SS	Kensington	MD	Actual/360	4.930%	47,766.56	14,275.71	0.00	N/A	04/01/27	--	11,251,691.43	11,237,415.72	09/01/24
29	333100022	MU	Norwalk	CT	Actual/360	4.810%	44,644.44	15,761.61	0.00	N/A	08/05/27	--	10,778,618.90	10,762,857.29	09/05/24
30	883100738	RT	Norcross	GA	Actual/360	4.800%	37,369.07	21,059.88	0.00	N/A	07/06/27	04/06/27	9,040,904.18	9,019,844.30	09/06/24
31	301741200	MF	Buford	GA	Actual/360	4.630%	37,100.95	16,400.69	0.00	N/A	06/06/27	--	9,305,609.30	9,289,208.61	09/06/24
32	301741206	MF	Bixby	OK	Actual/360	4.680%	37,392.31	14,998.12	0.00	N/A	07/06/27	--	9,278,488.25	9,263,490.13	09/06/24
33	600940066	LO	Oregon	OH	Actual/360	4.800%	37,107.64	15,358.90	0.00	N/A	06/11/27	--	8,977,655.70	8,962,296.80	09/11/24
34	333100019	MF	Baltimore	MD	Actual/360	5.030%	38,229.98	15,635.68	0.00	N/A	06/05/27	--	8,826,263.70	8,810,628.02	09/05/24
35	410939633	RT	Ellicott City	MD	Actual/360	4.050%	30,077.15	17,953.09	0.00	N/A	06/11/27	--	8,624,272.58	8,606,319.49	09/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	416000247	MU	New Orleans	LA	Actual/360	4.920%	37,161.88	16,032.42	0.00	N/A	04/01/27	--	8,771,488.99	8,755,456.57	09/01/24
37	416000245	SS	Millersville	MD	Actual/360	4.980%	35,754.64	12,984.96	0.00	N/A	04/01/27	--	8,337,654.82	8,324,669.86	09/01/24
38	301741197	RT	Atlanta	GA	Actual/360	4.500%	30,408.21	15,193.47	0.00	N/A	06/06/27	--	7,847,278.92	7,832,085.45	08/06/24
39	308460039	RT	Las Vegas	NV	Actual/360	4.284%	31,484.10	12,105.43	0.00	N/A	08/05/27	--	8,534,588.18	8,522,482.75	09/05/24
40	301741208	LO	Minooka	IL	Actual/360	5.370%	34,091.76	18,963.71	0.00	N/A	07/06/27	--	7,372,519.23	7,353,555.52	09/06/24
42	310941078	RT	Spring Hill	TN	Actual/360	4.630%	31,933.25	10,636.56	0.00	N/A	07/11/27	--	8,009,455.45	7,998,818.89	09/11/24
44	301741193	LO	Albuquerque	NM	Actual/360	5.130%	27,896.38	16,873.12	0.00	N/A	06/06/27	--	6,314,970.91	6,298,097.79	09/06/24
46	883100739	OF	Plymouth Meeting	PA	Actual/360	4.750%	26,015.54	11,738.69	0.00	N/A	07/06/27	--	6,360,335.58	6,348,596.89	09/06/24
47	625100274	RT	San Diego	CA	Actual/360	5.300%	29,317.75	9,553.58	0.00	N/A	02/05/27	--	6,423,853.79	6,414,300.21	09/05/24
48	301741203	OF	Houston	TX	Actual/360	4.525%	22,142.51	10,888.66	0.00	N/A	07/06/27	--	5,682,625.93	5,671,737.27	09/06/24
49	410939944	RT	East Point	GA	Actual/360	4.910%	24,145.79	10,258.13	0.00	N/A	07/11/27	--	5,710,850.48	5,700,592.35	09/11/24
50	410940811	MF	Redding	CA	Actual/360	3.820%	18,686.17	10,040.27	0.00	N/A	07/11/27	--	5,680,645.81	5,670,605.54	09/11/24
52	410940029	RT	Salem	OR	Actual/360	4.580%	17,265.81	7,207.06	0.00	N/A	07/11/27	--	4,377,863.51	4,370,656.45	09/11/24
53	416000249	RT	Williston	VT	Actual/360	4.310%	15,486.40	5,917.42	0.00	N/A	07/01/27	--	4,172,668.90	4,166,751.48	09/01/24
54	625100272	LO	Huntsville	AL	Actual/360	5.890%	17,543.61	7,141.82	0.00	N/A	02/05/27	--	3,458,951.66	3,451,809.84	09/05/24
55	410940132	RT	Clearwater	FL	Actual/360	4.390%	14,743.08	0.00	0.00	N/A	07/11/27	--	3,900,000.00	3,900,000.00	09/11/24
56	416000250	RT	College Station	TX	Actual/360	4.710%	14,047.97	5,163.87	0.00	N/A	08/01/27	--	3,463,645.20	3,458,481.33	09/01/24
57	416000246	SS	Landover	MD	Actual/360	5.080%	14,379.28	4,039.25	0.00	N/A	04/01/27	--	3,287,109.20	3,283,069.95	09/01/24
58	883100732	SS	Baytown	TX	Actual/360	4.570%	11,781.76	5,331.82	0.00	N/A	06/06/27	03/06/27	2,993,882.86	2,988,551.04	09/06/24
59	301741195	RT	Baton Rouge	LA	Actual/360	5.060%	10,951.34	11,102.55	0.00	N/A	06/06/27	--	2,513,376.97	2,502,274.42	09/06/24
61	416000243	RT	Okemos	MI	Actual/360	5.650%	12,104.50	4,092.74	0.00	N/A	01/01/27	--	2,487,935.46	2,483,842.72	09/01/24
62	625100273	IN	Akron	OH	Actual/360	5.730%	10,534.44	3,440.83	0.00	N/A	02/05/27	--	2,134,999.09	2,131,558.26	09/05/24
63	625100270	SS	Glendale	AZ	Actual/360	5.860%	10,909.69	2,673.64	0.00	N/A	01/05/27	--	2,161,999.25	2,159,325.61	09/05/24
64	600940708	SS	Socorro	TX	Actual/360	4.740%	6,813.71	3,086.14	0.00	N/A	07/11/27	--	1,669,344.77	1,666,258.63	09/11/24
Totals							3,688,650.45	792,146.20	0.00				1,010,190,547.10	1,009,398,400.90
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,327,379.08	25,824,227.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,362,284.91	3,172,665.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,595,352.74	7,018,317.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	23,262,417.75	12,899,472.65	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,460,606.38	1,480,424.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	76,147,766.76	35,785,758.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	18,712,351.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,804,562.42	802,705.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	45,032,538.00	6,583,641.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,646,756.00	1,787,395.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	14,305,997.05	4,592,209.39	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	59,104,531.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,915,289.15	330,390.14	01/01/24	03/31/24	--	0.00	0.00	66,034.65	259,892.85	0.00	0.00
15	3,012,700.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	10,424,939.00	3,322,034.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,896,276.74	1,379,840.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	15,005,900.00	15,198,486.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,859,548.42	448,885.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,490,010.55	538,484.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	532,722.40	01/01/24	06/30/24	07/13/24	3,311,042.19	0.00	0.00	0.00	0.00	0.00
23	2,303,756.79	2,436,399.86	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,732,099.19	819,336.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,216,815.21	774,595.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,446,766.05	3,599,695.15	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,760,450.17	1,515,119.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,407,814.08	734,718.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,097,256.48	607,745.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	2,091,459.28	1,223,969.17	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	10,094.12	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,050,048.44	1,168,774.59	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	3,394,624.07	1,351,797.09	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	2,249,484.24	1,179,096.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,029,819.52	542,180.27	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,230,727.87	612,724.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,162,694.25	234,906.57	01/01/24	03/31/24	--	0.00	0.00	45,567.89	45,567.89	0.00	0.00
39	1,002,185.77	250,396.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,495,361.00	1,477,616.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	730,751.42	368,069.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,439,146.92	1,410,315.26	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,011,693.17	514,414.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	789,153.17	427,461.78	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,094,071.00	564,563.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	767,493.40	183,968.61	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,047,741.15	509,693.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	463,298.94	245,964.65	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	364,463.00	182,232.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	645,127.33	752,068.32	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	403,920.00	100,980.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	390,788.12	216,406.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	574,240.08	234,901.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	427.70	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	307,927.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	253,881.01	117,176.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	514,278.00	251,590.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	377,836,544.34	146,306,538.64				3,311,042.19	0.00	111,602.54	305,460.74	10,521.82	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/24	0	0.00	0	0.00	0	0.00	1	13,170,742.76	0	0.00	0	0.00	0	0.00	0	0.00	4.308462%	4.252378%	32
08/16/24	0	0.00	0	0.00	0	0.00	1	13,194,722.36	0	0.00	0	0.00	0	0.00	0	0.00	4.377221%	4.327391%	33
07/17/24	0	0.00	0	0.00	0	0.00	1	13,218,601.62	0	0.00	1	13,218,601.62	0	0.00	0	0.00	4.309139%	4.259326%	34
06/17/24	0	0.00	0	0.00	0	0.00	2	41,260,682.40	0	0.00	0	0.00	0	0.00	0	0.00	4.312564%	4.264867%	35
05/17/24	0	0.00	0	0.00	0	0.00	1	13,267,841.10	0	0.00	0	0.00	0	0.00	0	0.00	4.312900%	4.272108%	36
04/17/24	0	0.00	0	0.00	0	0.00	1	13,293,208.81	0	0.00	0	0.00	0	0.00	0	0.00	4.313261%	4.267907%	37
03/15/24	0	0.00	0	0.00	0	0.00	1	13,316,675.94	0	0.00	0	0.00	0	0.00	0	0.00	4.313592%	4.285428%	38
02/16/24	1	24,200,000.00	0	0.00	0	0.00	1	13,343,647.34	0	0.00	0	0.00	0	0.00	0	0.00	4.313976%	4.285806%	39
01/18/24	0	0.00	0	0.00	0	0.00	1	13,366,903.40	0	0.00	0	0.00	0	0.00	0	0.00	4.314303%	4.286130%	40
12/15/23	0	0.00	0	0.00	0	0.00	1	13,390,062.14	0	0.00	0	0.00	0	0.00	0	0.00	4.314629%	4.292377%	41
11/17/23	0	0.00	0	0.00	0	0.00	1	13,414,934.83	0	0.00	0	0.00	0	0.00	0	0.00	4.314979%	4.292718%	42
10/17/23	0	0.00	0	0.00	0	0.00	1	13,437,892.58	0	0.00	0	0.00	0	0.00	0	0.00	4.315301%	4.293032%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	301741205	06/06/24	2	5	66,034.65	259,892.85	2,096.25	28,016,513.64	06/07/24	1
38	301741197	08/06/24	0	B	45,567.89	45,567.89	1,358.20	7,847,278.92	06/18/24	13
Totals					111,602.54	305,460.74	3,454.45	35,863,792.56
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		28,016,514	0	28,016,514		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		853,301,800	840,131,057		0	13,170,743
37 - 48 Months		20,600,000	20,600,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		107,480,088	107,480,088		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	1,009,398,401	981,381,887	0	28,016,514	0	0
Aug-24	1,010,190,547	982,174,033	0	28,016,514	0	0
Jul-24	1,010,979,472	982,962,959	0	28,016,514	0	0
Jun-24	1,016,226,297	1,016,226,297	0	0	0	0
May-24	1,017,017,930	1,017,017,930	0	0	0	0
Apr-24	1,017,868,445	1,017,868,445	0	0	0	0
Mar-24	1,018,653,397	1,018,653,397	0	0	0	0
Feb-24	1,019,559,804	995,359,804	24,200,000	0	0	0
Jan-24	1,020,337,875	1,020,337,875	0	0	0	0
Dec-23	1,021,112,780	1,021,112,780	0	0	0	0
Nov-23	1,021,947,171	1,021,947,171	0	0	0	0
Oct-23	1,022,715,530	1,022,715,530	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	883100725	70,000,000.00	70,000,000.00	750,000,000.00	04/01/17	25,024,534.98	3.83160	09/30/23	06/06/27	I/O
14	301741205	28,016,513.64	28,016,513.64	45,900,000.00	08/10/22	186,796.64	0.30550	03/31/24	07/06/22	274
15	310939728	25,183,917.33	25,183,917.33	45,100,000.00	03/21/17	2,510,508.76	1.50090	12/31/23	07/04/27	274
16	310941445	24,200,000.00	24,200,000.00	135,900,000.00	02/01/24	2,745,861.70	1.62030	03/31/24	07/01/27	I/O
22	416000248	13,170,742.76	13,170,742.76	18,920,000.00	01/21/22	461,102.90	0.96750	06/30/24	06/01/27	272
38	301741197	7,832,085.45	7,847,278.92	18,500,000.00	04/05/17	206,124.07	1.50660	03/31/24	06/06/27	272
Totals		168,403,259.18	168,418,452.65	1,014,320,000.00		31,134,929.05

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	883100725	OF	NY	03/20/24	13

Loan transferred on 03/21/24 due to Imminent Monetary Default. The loan is not currently in default. Due to a key tenant departure, the Borrower requested a transfer to the Special Servicer to discuss a loan modification. The SS continues to

	negotiate with the Borrower and Mezzanine Lender and is evaluating possible resolutions.

14	301741205	OF	OH	06/07/24	1

Loan transferred to Special Servicing effective June 7, 2024 due to Imminent Monetary Default (Balloon/Maturity Default). Executed PNA received. Sponsor requested approval of the 1st Extension option with a waiver of the required top up

	provision to the All-Purpose Reserve. SS countered and both parties have agreed to terms subject to credit approval.

15	310939728	LO	TX	08/19/24	13

The Loan was transferred to the Special Servicer, ASC, on August 19, 2024, due to non-monetary default. The Loan remains payment current and is due for the September 2024 payment. At ASC's direction, counsel has issued a default letter to

Borrower. The letter demands Borrower to cure the defaults cited by the Franchisor in a notice sent to Lender. Failure to address the defaults in a timely manner may result in a loss of flag. Therefore, if Borrower fails to immediately present an

	acceptable plan to address ongoing defaults, SS will pursue all remedies available to the Lender under the Loan Documents, including initiating foreclosure and seeking the appointment of a receiver.

16	310941445	OF	CT	12/28/23	2

The loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property consists of 811,748

RSF and is currently 79.8% leased. The total debt is comprised of five pari passu loans. There is $11.86MM of outstanding Mezzanine debt. The properties were inspected in March 2024 and found to be in good overall condition. Cash

	management is in place. A Receiver was appointed by the court as of 5/23/2024. Foreclosure is expected to occur in late 2024. Leasing efforts to stabilize the property are underway.

22	416000248	RT	OK	10/29/21	98

The parties reached an agreement for lender to fund capital required to subsidize leasing costs associated with the Burlington lease. A court appointed receiver will provide oversight of the funding and performance of the work. Funding for the

	Burlington TI work has commenced, and the work is progressing on schedule. The lease with Burlington is signed, and they are expected to take occupancy and commence paying rent in November 2024.

38	301741197	RT	GA	06/18/24	13

Loan transferred to Special Servicing 06/18/2024 due to Imminent Monetary Default due to an operating covenant default. City of Atlanta forced the closure of one tenant as a result of alleged onsite criminal activity. PNA received. Payment

	current. Sponsor in negotiations to potentially sell the asset that would result in full payoff. Special Servicer is reviewing to determine best strategy going forward.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	301741205	0.00	5.21700%	0.00	5.21700%	9	10/14/22	11/06/22	11/14/22
15	310939728	0.00	4.66000%	0.00	4.66000%	10	09/30/20	10/04/20	12/11/20
15	310939728	0.00	4.66000%	0.00	4.66000%	10	12/11/20	10/04/20	09/30/20
15	310939728	0.00	4.66000%	0.00	4.66000%	10	10/02/20	10/04/20	12/11/20
19	301741186	19,858,971.75	5.52300%	19,858,971.75	5.52300%	10	09/16/20	04/06/20	04/06/20
19	301741186	0.00	5.52300%	0.00	5.52300%	8	01/11/21	04/06/20	09/16/20
19	301741186	0.00	5.52300%	0.00	5.52300%	10	12/29/23	04/06/20	01/11/21
20	301741207	19,258,284.44	4.75000%	19,258,284.44	4.75000%	8	03/23/21	03/22/21	04/12/21
20	301741207	0.00	4.75000%	0.00	4.75000%	8	04/12/21	03/22/21	03/23/21
22	416000248	0.00	4.88000%	0.00	4.88000%	8	04/30/24	04/19/24	--
26	310942012	0.00	4.80000%	0.00	4.80000%	2	02/09/22	12/11/21	--
27	308460027	12,245,914.83	4.80200%	12,245,914.83	4.80200%	10	10/07/20	10/06/20	12/11/20
27	308460027	0.00	4.80200%	0.00	4.80200%	10	12/11/20	10/06/20	10/07/20
60	308460060	2,657,738.03	6.13000%	2,657,738.03	0.00000%	10	11/30/20	04/05/20	01/11/21
60	308460060	0.00	6.13000%	0.00	6.13000%	10	01/11/21	04/05/20	11/30/20
Totals		31,504,199.27		31,504,199.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	308460041 04/17/23	5,478,763.28	5,600,000.00	7,354,646.42	193,212.73	5,752,925.88	5,559,713.15	0.00	0.00	71,983.94	(71,983.94)	0.82%
43	600940078 02/17/22	7,206,207.89	7,700,000.00	4,450,589.69	666,904.71	4,450,589.69	3,783,684.98	3,422,522.91	0.00	444.53	3,422,078.38	44.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,684,971.17	13,300,000.00	11,805,236.11	860,117.44	10,203,515.57	9,343,398.13	3,422,522.91	0.00	72,428.47	3,350,094.44

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	308460041	08/17/23	0.00	0.00	(71,983.94)	0.00	(71,983.94)	0.00	0.00	0.00	0.00
		04/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	600940078	03/17/23	0.00	0.00	3,422,078.38	0.00	0.00	1,446.00	0.00	0.00	3,422,078.38
		02/17/23	0.00	0.00	3,420,632.38	0.00	0.00	247.65	0.00	0.00
		01/18/23	0.00	0.00	3,420,384.73	0.00	0.00	60,620.91	0.00	0.00
		11/18/22	0.00	0.00	3,359,763.82	0.00	0.00	(62,759.09)	0.00	0.00
		02/17/22	0.00	0.00	3,422,522.91	0.00	0.00	3,422,522.91	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,350,094.44	0.00	(71,983.94)	3,422,078.38	0.00	0.00	3,422,078.38

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,069.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	59,517.19	0.00	6,031.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	59,517.19
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,209.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	1,185.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,030.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	26.84	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	59,517.19	0.00	29,810.49	0.00	2,215.65	0.00	0.00	0.00	26.84	0.00	0.00	59,517.19
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		151,087.36

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28